WILLKIE FARR & GALLAGHER LLP	787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 10, 2004

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

Re:	Knoll, Inc.—Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Knoll, Inc., we are filing with you one conformed copy of a Registration Statement on Form S-1 for the registration of shares of Knoll’s Common Stock, par value $0.01 per share, having a proposed maximum aggregate offering price of $230,000,000, to be offered to the public pursuant to the Registration Statement. A filing fee in the amount of $29,141 has been wired to the Securities and Exchange Commission’s lockbox depository, pursuant to Rule 13(c) of Regulation S-T.

For the information of the Staff, Knoll does not plan to print and distribute Preliminary Prospectuses until after it has received and responded to the Staff’s comments on the Registration Statement. Knoll and the underwriters would hope to be in a position to commence a “road show” for the offering in early to mid-November and to price the offering in late November. The cooperation of the Staff in meeting this timetable would be very much appreciated.

To assist in your review of the Registration Statement, we note the following:

•	Knoll’s Board of Directors intends to consider a stock split. The share numbers in this filing are provided on a pre-split basis. Once a final determination is made, Knoll will amend all of the share-related numbers in the Registration Statement to reflect the consummation of the stock split prior to seeking effectiveness of the Registration Statement;

•	Knoll’s Board of Directors intends to approve the amendment and restatement of Knoll’s Certificate of Incorporation and Bylaws and recommend the approval of each of the foregoing by Knoll’s stockholders. The descriptions of each of the foregoing contained in the Registration Statement reflect the amended and restated terms. Knoll intends to file the amended and restated Certificate of Incorporation and Bylaws as exhibits to the Registration Statement after the receipt of stockholder approval and prior to seeking effectiveness of the Registration Statement;

•	The description of Knoll’s material indebtedness contained in the Registration Statement is based on a new credit facility that Knoll expects to enter into prior to the offering. Knoll intends to file the new credit agreement as an exhibit to the Registration Statement after it has been entered into and prior to seeking effectiveness of the Registration Statement; and

NEW YORK        WASHINGTON, DC        PARIS        LONDON        MILAN         ROME        FRANKFURT        BRUSSELS

Securities and Exchange Commission

September 10, 2004

•	Given the uncertain state of the capital markets, Knoll is unable to reasonably estimate the anticipated range of per share offering prices at this time. Accordingly, we have left blanks in those parts of the Preliminary Prospectus that involve either offering price information or calculations that are based on the offering range. Knoll anticipates that at the time it responds to the Staff’s comments, which is also a point in time closer to the expected offering date, Knoll will amend the Registration Statement to include an offering range (which will also give effect to the reverse stock split described above) and complete all of the related calculations based upon the mid-point of the anticipated offering range. For this filing, Knoll has calculated the filing fee based on the expected maximum aggregate offering price.

Pursuant to Rule 461 promulgated under the Securities Act, the Staff is hereby notified that Knoll and Goldman Sachs & Co. and UBS Securities LLC (the “Managing Underwriters”) may desire to make oral requests to the Staff requesting the acceleration of effectiveness of the Registration Statement. Knoll and the Managing Underwriters have indicated to the undersigned that each of them is aware of their respective obligations under the Securities Act of 1933, as amended.

In an effort to facilitate the Staff’s review, we will gladly provide printed copies of this filing. We will contact our examiner shortly to inquire as to the number of copies sought by the Staff.

Please call the undersigned at (212) 728-8456 with any comments or questions regarding the Registration Statement, and send a copy of any written comments to the following parties:

Michael A. Schwartz, Esq. Willkie Farr & Gallagher 787 Seventh Ave. New York, NY 10019 Phone: (212) 728-8000 Fax: (212) 728-8111	Kirk A. Davenport II, Esq. Latham & Watkins LLP 885 Third Avenue, Suite 1000 New York, NY 10022 Phone: (212) 906-1200 Fax: (212) 751-4864

Thank you for your assistance in this matter.

Sincerely,

/s/    Heath L. Golden

Heath L. Golden

cc:	Andrew B. Cogan, Knoll, Inc.
Will Bousqette, Goldman, Sachs & Co.
Keith Pelt, UBS Securities LLC
Kirk A. Davenport II, Esq., Latham & Watkins LLP